Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Summary of Significant Accounting Policies
Basis of presentation

Basis of presentation

The unaudited interim consolidated financial statements include the accounts of CytoDyn Inc. and its wholly owned subsidiaries, CytoDyn Operations Inc. and Advanced Genetic Technologies, Inc. (“AGTI”); AGTI is a dormant entity. All intercompany transactions and balances are eliminated in consolidation. The consolidated financial statements reflect all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of the results of operations for the interim financial statements. The interim financial information and notes thereto should be read in conjunction with the Company's latest Annual Report on Form 10-K for the fiscal year ended May 31, 2022 (the “2022 Form 10-K”). The results of operations for the periods presented are not necessarily indicative of results to be expected for the entire fiscal year or for any other future annual or interim period.

Reclassifications

Reclassifications

Certain prior year and prior quarter amounts shown in the accompanying consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassifications did not have material effect on the Company’s previously reported financial position, results of operations, stockholders’ deficit, or net cash provided by operating activities.

During the quarter ended August 31, 2022, the Company reclassified amounts recorded as accumulated dividends for Series C and D preferred stockholders from accumulated deficit to additional paid-in capital. These reclassifications were made to reflect the proper presentation for accrued dividends when an entity has accumulated deficit.

Reclassifications

Certain prior year amounts shown in the accompanying consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassifications did not have material effect, if any, on the Company’s previously reported financial position, results of operations, stockholders’ (deficit) equity, or net cash provided by operating activities.

Revision and restatement of financial statements

Revision and restatement of financial statements

During the preparation of the quarterly financial statements as of and for the period ended November 30, 2021, the Company identified an error in how non-cash inducement interest expense was calculated in previous reporting periods dating back to fiscal year 2018. The error resulted in an understatement of non-cash inducement interest expense and additional paid-in capital. For details, refer to Note 2, Summary of Significant Accounting Policies - Revision of Financial Statements, in the 2022 Form 10-K. Also, during the preparation and audit of the annual financial statements as of and for the fiscal year ended May 31, 2022, the Company concluded that a material error was identified in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. For details, refer to Note 14, Restatement, in the 2022 Form 10-K. Neither of the errors had impact on operating loss, cash, net cash used in or provided by operating, financing, and investing activities, assets, liabilities, commitments and contingencies, total stockholders’ deficit, number of shares issued and outstanding, basic and diluted weighted average common shares outstanding, and number of shares available for future issuance for any period presented, and are reflected in the accompanying statement of operations, changes in stockholders’ deficit, and statement of cash flows.

Revision of Financial Statements

During the preparation of the quarterly financial statements as of and for the period ended November 30, 2021, the Company identified an error in how non-cash inducement interest expense was calculated in previous reporting periods dating back to fiscal year 2018. The original inducement expense model was designed to calculate non-cash inducement interest expense specific to inducements that modified the warrant term (e.g., extension of the term or modification of exercise price) without settling the instrument. However, starting in fiscal year 2018, inducements were primarily structured to result in a settlement of the warrant, not merely a modification of a warrant that would remain outstanding for some period. The error was identified when the model started to calculate a gain on substantially all inducements, which was inconsistent with the economics of the arrangements. The error resulted in an understatement of non-cash inducement interest expense and additional paid-in capital.

The Company assessed the materiality of the misstatement in accordance with Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections, as well as SEC Staff Accounting Bulletins No. 99, Materiality, and No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and concluded that the misstatement was not material to the Company’s consolidated financial statements for the prior periods and, accordingly, that amendments of previously filed reports were not required. However, the Company determined that the impact of the corrections would be too significant to record in the quarter ended November 30, 2021. As such, the revisions for the correction are reflected in the accompanying balance sheet, the statements of operations, changes in stockholders’ (deficit), and statement of cash flows. The errors had no impact on operating loss, cash, net cash used in or provided by operating, financing, and investing activities, assets, liabilities, commitments and contingencies, total stockholders’ (deficit) equity, number of shares issued and outstanding, basic and diluted weighted average common shares outstanding, and number of shares available for future issuance for any period presented.

The following tables present a summary of the impact of corrections by financial statement line item for the fiscal years presented:

	As of and For the Year Ended May 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Revised(2)
Inducement interest expense	$(11,366)	$(2,556)	$(13,922)
Total interest and other expense	$(50,078)	$(2,556)	$(52,634)
Loss before income taxes	$(154,674)	$(2,556)	$(157,230)
Net loss	$(154,674)	$(2,556)	$(157,230)
Basic and diluted loss per share	$(0.27)	$—	$(0.27)
Additional paid-in capital (1)	$489,650	$23,146	$512,796
Accumulated deficit (1)	$(511,294)	$(23,146)	$(534,440)
(1)	Previously Reported accumulated deficit includes adjustments of $15,533, $4,532, and $525 for the fiscal years ended May 31, 2020, 2019 and 2018, respectively.
(2)

Also refer to Note 14, Restatement for additional information in regards to restated amounts presented in the fiscal year ended May 31, 2021, and quarterly information within the fiscal year May 31, 2022.

Going concern

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As presented in the accompanying consolidated financial statements, the Company had losses for all periods presented. The Company incurred a net loss of approximately $61.2 million for the nine months ended February 28, 2023 and has an accumulated deficit of approximately $823.1 million as of February 28, 2023. These factors, among several others, including the various legal matters discussed in Note 9, Commitments and Contingencies – Legal Proceedings, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s continuance as a going concern is dependent upon its ability to obtain additional operating capital, complete the development of its product candidate, leronlimab, obtain approval to commercialize leronlimab from regulatory agencies, continue to outsource manufacturing of leronlimab, and ultimately achieve revenues and attain profitability. The Company plans to continue to engage in research and development activities related to leronlimab for multiple indications and expects to incur significant research and development expenses in the future, primarily related to its regulatory compliance, including seeking the lifting of the FDA’s clinical hold with regard to the Company’s HIV program, performing additional clinical trials in various indications, and seeking regulatory approval for its product candidate for commercialization. These research and development activities are subject to significant risks and uncertainties. The Company intends to finance its future development activities and its working capital needs primarily from the sale of equity and debt securities, combined with additional funding from other sources. However, there can be no assurance that the Company will be successful in these endeavors.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and satisfaction of liabilities in the ordinary course of business. As shown in the accompanying consolidated financial statements, the Company had losses for all periods presented. The Company incurred a net loss of $210.8 million and $176.5 million for the years ended May 31, 2022 and 2021, respectively, and has an accumulated deficit of $766.1 million as of May 31, 2022. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to obtain additional operating capital, complete development of its product candidate, leronlimab, obtain approval to commercialize leronlimab from regulatory agencies, continue to outsource manufacturing of leronlimab, and ultimately achieve revenues and attain profitability. The Company continues to engage in significant research and development activities related to leronlimab for multiple indications and expects to incur significant research and development expenses in the future primarily related to its regulatory compliance and approval, and clinical trials. These research and development activities are subject to significant risks and uncertainties. The Company intends to finance its future development activities and its working capital needs largely from the sale of equity and debt securities, combined with additional funding from other traditional sources. However, there can be no assurance that the Company will be successful in these endeavors.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are assessed each period and updated to reflect current information, such as the status of our analysis of the results of our clinical trials and/or discussions with the FDA which could have an impact on the Company’s significant accounting estimates and assumptions. The Company’s estimates are based on historical experience and on various market and other relevant, appropriate assumptions. Significant estimates include, but are not limited to, those relating to capitalization of pre-launch inventories, charges for excess and obsolete inventories, research and development expenses, commitments and contingencies, stock-based compensation, and the assumptions used to value warrants and warrant modifications. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates are assessed and updated each period to reflect current information, such as the status of our analysis of the clinical trial results and discussions with the FDA which could have an impact on the Company’s significant accounting estimates and assumptions. The Company’s estimates are based on historical experience and on various market and other relevant, appropriate assumptions. Significant estimates include, but are not limited, to those relating to capitalization of pre-launch inventories including reserves and write-offs for excess and obsolete inventories, stock-based compensation, commitments and contingencies, assumptions used to value warrants including warrant modifications and inducements, and research and development expenses. Actual results could differ from these estimates.

Restricted cash

Restricted cash

As of February 28, 2023, the Company had recorded approximately $6.0 million of restricted cash. The restricted cash is related to $5.1 million held as collateral in connection with a Surety Bond, as defined in Note 6, Equity Awards and Warrants, that was posted as required in the Amarex litigation and will remain as restricted cash until the litigation is resolved. For further information, see Note 6, Equity Awards and Warrants – Private Placement of Warrants under Surety Bond Backstop Agreement. The remaining $0.9 million are funds held in escrow related to fundraising activities for which the closing of the transactions had not occurred as of February 28, 2023.

The Company records cash received from fundraising activities before the closing of the transaction as restricted cash in its consolidated balance sheets.
Pre-launch inventories

Pre-launch inventories

In October 2022, the Company voluntarily withdrew its BLA submission after concluding that a significant risk existed that the BLA would not receive FDA approval due to the inadequate process and performance by its former CRO around the monitoring and oversight of the clinical data from its trials. Following this decision, the Company’s inventories no longer qualified for capitalization as pre-launch inventories and were written-off. See Note 3, Inventories, net.

For additional information about the Company’s significant accounting policies, refer to Note 2, Summary of Significant Accounting Policies, in the 2022 Form 10-K.

Inventories

Previously Expensed Inventories

The Company recorded revenue related to sales of vials for emergency purposes only, solely to treat critically ill COVID-19 patients in the Philippines under a Compassionate Special Permit. Cost of goods sold was minimal because the vials sold were expensed in prior periods as research and development expense because they were manufactured prior to the Company’s capitalization of pre-launch inventories as described below. All capitalized inventory amounts represent pre-launch inventories and do not include any inventories previously expensed as research and development expense.

Capitalized Pre-launch Inventories

Pre-launch inventories comprise of raw materials required to commercially produce leronlimab and substantially completed commercially produced leronlimab in anticipation of commercial sales of the product upon potential regulatory approval as a combination therapy for HIV patients in the United States, and potential EUA for COVID-19 which required substantial commercial scale inventories to be created. The Company’s pre-launch inventories consist of (1) raw materials purchased for commercial production, (2) work-in-progress materials which consist of bulk drug substance, which is the manufactured drug stored in bulk storage, and (3) drug product, which is the manufactured drug in unlabeled vials. The consumption of raw materials during production is classified as work-in-progress until saleable. Once it is determined to be in saleable condition, following regulatory approval, inventory is classified as finished goods.

The Company capitalizes inventories procured or produced in preparation for product launches. Typically, capitalization of such inventory begins when the results of clinical trials have reached a status sufficient to support regulatory approval, uncertainties regarding ultimate regulatory approval have been significantly reduced, and the Company has determined it is probable that these capitalized costs will provide future economic benefit in excess of capitalized costs. The material factors considered by the Company in evaluating these uncertainties include the receipt and analysis of positive Phase 3 clinical trial results for the underlying product candidate, results from meetings with the relevant regulatory authorities prior to the filing of regulatory applications, and status of the Company’s regulatory applications. The Company closely monitors the status of the product within the regulatory review and approval process, including all relevant communications with regulatory authorities. If the Company becomes aware of any specific material risks or contingencies other than the normal regulatory review and approval process or if there are any specific issues identified relating to safety, efficacy, manufacturing, marketing or labeling, it may make a determination that the related inventory may no longer qualify for capitalization.

The Company determines whether raw materials purchased for commercial production are usable for production based on the manufacturer’s assigned expiration date. In evaluating whether raw materials included in the pre-launch inventories will be usable for production, the Company takes into the account the shelf-life of raw materials at the time they are expected to be used in manufacturing. Any raw materials past expiration date at the time of the next manufacturing run are removed from inventory.

As one stage of the manufacturing process, the Company produces work-in-progress materials which consist of bulk drug substance, which is the manufactured drug stored in bulk storage. The initial shelf-life of bulk drug substance is established based on periodically performed stability studies and is set at four years from the date of manufacturing. Bulk drug substance is subject to deep freeze stability studies performed on a periodic basis in accordance with the established stability protocols. If drug substance meets suitability criteria beyond the initial shelf-life, its shelf-life is extended by another four years. Regardless of the number of stability studies performed, if drug substance continues to meet prespecified suitability parameters it may be used in manufacturing; if drug substance fails to meet suitability criteria beyond its at that time assigned shelf-life, it may no longer be used and is considered to be expired.

The Company utilizes resins, a reusable raw material, in its bulk drug manufacturing process. Shelf-life of a resin used in commercial manufacturing of biologics is determined by the number of cycles for which it has been validated to be used in a manufacturing process before it is considered unusable. Unpacked and unused resins have a manufacturer’s expiration date by which resins are expected to start being used in the manufacturing process without loss of their properties. Prior to a new manufacturing campaign, and between manufacturing campaigns, the resins are removed from storage, are treated and tested for suitability. Once resins are used in the manufacturing process, their shelf-life is measured by a validated predetermined number of manufacturing cycles they are usable for, conditional on appropriate storage solution under controlled environment between production campaigns, as well as by performing pre-production usability testing. Before a manufacturing campaign, each resin is tested for suitability. Regardless of the number of cycles, if a resin fails to meet prespecified suitability parameters it may not be used in manufacturing; likewise, even if the resin meets suitability criteria beyond the lifetime cycles, it may no longer be used. The cost of the resins used in a manufacturing campaign is allocated to the cost of the drug product in vials.

The Company values its inventory at the lower of cost or net realizable value using the average cost method. Inventory is evaluated for recoverability by considering the likelihood that revenue will be obtained from the future sale of the related inventory considering the status of the product within the regulatory approval process. The Company evaluates its inventory levels on a quarterly basis and writes down inventory that became obsolete, has a cost in excess of its expected net realizable value, or is in quantities in excess of expected requirements. In assessing the lower of cost or net realizable value for pre-launch inventory, the Company relies on independent analyses provided by third parties knowledgeable about the range of likely commercial prices comparable to current comparable commercial product. Quarterly, the Company also evaluates whether certain raw materials held in its inventory are expected to reach the end of their estimated shelf-lives based on passage of time, the number of manufacturing cycles they are used in and results of pre-production testing prior to the expected production date, or when resins used in the manufacturing process fail suitability tests. If any of such events occur, the Company may make a determination to record a charge if it is expected that such inventories will become obsolete prior to the expected production date.

Anticipated future sales, shelf lives, and expected approval date are considered when evaluating realizability of capitalized inventory. The shelf-life of a product is determined as part of the regulatory approval process; however, in assessing whether to capitalize pre-launch inventories, the Company considers the product stability data for all of the pre-approval inventory procured or produced to date to determine whether there is adequate shelf-life. When the remaining shelf-life of drug product inventory is less than 12 months, it is likely that it will not be accepted by potential customers. However, as inventories approach their shelf-life expiration, the Company may perform additional stability testing to determine if the inventory is still viable, which can result in an extension of its shelf-life and revaluation of the need for and the amount of the previously recorded reserves. Further, in addition to performing additional stability testing, certain raw materials inventory may be sold in its then current condition prior to reaching expiration. If the Company determines that it is not likely that shelf-life may be extended or the inventory cannot be sold prior to expiration, the Company may record a charge to bring inventory to its net realizable value.

During the fourth fiscal quarter of 2022, the Company concluded that certain inventories no longer qualify for capitalization as pre-launch inventories due to expiration of shelf-life prior to expected commercial sales and the ability to obtain additional commercial product stability data until after shelf-life expiration. This is due to delays experienced from the originally anticipated BLA approval date from the FDA. Although these inventories are no longer being capitalized as pre-launch inventories for GAAP accounting purposes, the inventories written-off for accounting purposes continue to be physically maintained, can be used for clinical trials, and can be commercially sold if the shelf-lives can be extended as a result of the performance of on-going continued stability testing of drug product. In the event the shelf-lives of these written-off inventories are extended, and the inventories are sold commercially, the Company will not recognize any costs of goods sold on the previously expensed inventories. The Company also concluded that due to delays of future production certain raw materials would expire prior to production and as such no longer qualify for capitalization. The Company recorded an inventory charge in the amount of $73.5 million for fiscal 2022. Refer to Note 3, Inventories, net for additional information.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments. The guidance removes certain accounting models that separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. Update No. 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted ASU No. 2020-06 as of June 1, 2022, using the modified retrospective method. The adoption of ASU No. 2020-06 had no impact on the Company’s balance sheets, statements of operations, cash flows or financials statement disclosures.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU 2021-04 addresses the accounting for certain modifications or exchanges of freestanding equity-classified written call options (e.g., warrants). Entities should treat a modification of the terms or conditions, or an exchange of a freestanding equity-classified written call option that remains equity-classified after modification or exchange, as an exchange of the original instrument for a new instrument. Guidance should be applied prospectively after the date of initial application. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted.

The Company adopted the new guidance prospectively as of June 1, 2022 and used the framework to record modifications to equity classified instruments during the nine months ended February 28, 2023. The modifications consisted of the following approximate amounts: induced warrant exercises recorded as $2.2 million issuance cost, modification to the warrants issued in connection with the Surety Bond Backstop Agreement recorded as a $0.4 million finance charge, and triggers of down-round provisions and modifications recorded as deemed dividends with an aggregate $5.4 million charge to additional paid-in capital. The deemed dividends were included in the loss per share calculation, see Note 7, Loss per Common Share. Refer to Note 6, Equity Awards and Warrants for further information on each transaction.

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The objective of the standard is to improve areas of U.S. GAAP by removing certain exceptions permitted by ASC 740 and clarifying existing guidance to facilitate consistent application. The Company adopted ASU 2019-12 on June 1, 2021. The adoption did not impact the Company’s consolidated financial statements. In October 2020, the FASB issued ASU 2020-10, Codification Improvements. The amendments in this update improve consistency by amending the codification to include all disclosure guidance in the appropriate disclosure sections and clarifies application of various provisions in the codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities. The transition method utilized for the amendments related to franchise taxes that are partially based on income were applied on a retrospective basis. All other amendments of the adoption of ASU 2019-12 are applied on a prospective basis. The adoption of this standard on June 1, 2021 did not have a material impact on the Company’s consolidated financial statements.

The Company adopted ASU 2019-12 effective the year ending May 31, 2022. The adoption of the ASU requires the Company to disclose the impact of the change on the Company’s consolidated financial statements as well as the transition method selected for each topic that will be affected. The transition method utilized for the amendments related to franchise taxes that are partially based on income will be applied on a retrospective basis. All other amendments of the adoption of ASU 2019-12 will be applied on a prospective basis. As of May 31, 2022 and 2021, the adoption of ASU 2019-12 did not have material impact on the income taxes of the Company.

Accounting Standards Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) which simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted no earlier than the fiscal year beginning after December 15, 2020. The Company adopted ASU No. 2020-06 effective June 1, 2022 and does not believe the impact of adoption to be material, if any, to the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU 2021-04 addresses the accounting for certain modifications or exchanges of freestanding equity-classified written call options (e.g., warrants). Guidance should be applied prospectively after the date of initial application. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. The ASU became effective for the Company on June 1, 2022. The Company is currently evaluating the effect of this ASU on the Company's consolidated financial statements and related disclosures.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of CytoDyn Inc. and its wholly owned subsidiaries, CytoDyn Operations Inc. and Advanced Genetic Technologies, Inc. (“AGTI”); AGTI is a dormant entity. All intercompany transactions and balances are eliminated in consolidation.

Cash

Cash

Cash is maintained at federally insured financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to cash balances. Balances in excess of federally insured limits were approximately $4.0 million and $33.7 million at May 31, 2022 and May 2021, respectively.

Identified Intangible Assets

Identified Intangible Assets

The Company follows the provisions of ASC 350, Intangibles-Goodwill and Other, which establishes accounting standards for the impairment of long-lived assets such as intangible assets subject to amortization. The Company reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the undiscounted expected future cash flows over the remaining useful life of a long-lived asset group is less than its carrying value, the asset is considered impaired. Impairment losses are measured as the amount by which the carrying amount of the asset group exceeds the fair value of the asset. The Company recognized an impairment charge of approximately $10.0 million for the year ended May 31, 2021; none for the year ended May 31, 2022. Refer to Note 4, Intangible Assets, net, for additional information.

Revenue Recognition

Revenue Recognition

The Company accounts for and recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. To date, the Company’s revenue has been generated solely through the sale of leronlimab. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

For the Company’s sole contract to date, the customer submitted purchase orders to purchase a specified quantity of leronlimab vials; therefore, the delivery of the ordered quantity per the purchase order is accounted for as one performance obligation. The Company does not offer discounts or rebates.

The transaction price is determined based on the agreed upon rates per vial indicated in the purchase order or master supply agreement applied to the quantity of leronlimab vials that the customer requested in the purchase order. As the Company’s contract included only one performance obligation, the delivery of the product to the customer, all of the transaction price is allocated to the one performance obligation. Therefore, upon delivery of the product quantity equal to the quantity requested in the purchase order, there are deemed to be no remaining performance obligations. The Company’s shipping and handling activities are considered a fulfillment cost. The Company elected to exclude all sales and value added taxes from the measurement of the transaction price. The Company did not adjust the transaction price for financing since the time period between the transfer of goods and payment is less than one year.

The Company recognizes revenue at a point in time when control of the products is transferred to the customer. Management applies judgment in evaluating when a customer obtains control of the promised goods which is generally obtained when the product is delivered to the customer. The Company’s customer contract includes a standard assurance warranty to guarantee that its products comply with agreed specifications. The Company grants a conditional right of return of product in the customer’s inventory upon an adverse regulatory ruling. The Company continually evaluates the probability of such occurrence. If necessary, the Company will defer revenue recognized based on its estimate of the amount of products that may be subject to the right of return.

Disaggregation of Revenue – The Company’s revenues are derived solely from the sale of leronlimab vials. The Company believes the revenues are presented at the appropriate level of detail in the accompanying consolidated statement of operations.

Contract Assets and Liabilities – The Company’s performance obligations for its contract with a customer are satisfied at a point in time through the delivery of leronlimab vials to its customer. The Company did not have revenues in the fiscal year ended May 31, 2021 and had $0.3 million in revenues in the fiscal year ended May 31, 2022. The Company did not have any contract assets or liabilities as of May 31, 2021 or 2022. For all periods presented, the Company did not recognize revenues from amounts that were previously included in a contract liability balance. In addition, for all periods presented, there was no revenue recognized in a reporting period from performance obligations satisfied in previous periods.

Performance Obligations – The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. Under the Company’s contract, each unit of product delivered to the customer represents a separate performance obligation; therefore, future deliveries of the product are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Clinical trial costs incurred through third parties are expensed commensurate with the contracted work performed. Contingent milestone payments that are due to third parties under research and development collaboration arrangements or other contractual agreements are expensed when the milestone conditions are probable and the amount of payment is reasonably estimable. See Note 10, Commitments and Contingencies for additional discussion.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash, accounts payable and accrued liabilities, and debt. As of May 31, 2022, the carrying value of the Company’s assets and liabilities approximate their fair value due to the short-term maturity of the instruments. Debt is reported at amortized cost in the consolidated balance sheets which approximate fair value. The remaining financial instruments are reported in the consolidated balance sheets at amounts that approximate current fair values. The fair value hierarchy specifies three levels of inputs that may be used to measure fair value as follows:

●	Level 1. Quoted prices in active markets for identical assets or liabilities.
●	Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.
●	Level 3. Unobservable inputs to the valuation methodology which are significant to the measurement of the fair value of assets or liabilities. These Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that cannot be corroborated with observable market data.

The Company did not have any assets or liabilities measured at fair value using the fair value hierarchy as of May 31, 2022 and 2021.

Leases

Leases

Leases are included in operating lease right-of-use (“ROU”) assets, current portion of lease liabilities in the consolidated balance sheets. Lease ROU assets, and liabilities, are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s lease terms do not include options to extend or terminate the lease as it is not reasonably certain that it would exercise these options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Stock-Based Compensation

Stock-Based Compensation

U.S. GAAP requires companies to measure the cost of services received in exchange for the award of equity instruments based on their fair value at the date of grant. The related expense is recognized over the period during which services are expected to be performed in exchange for the award (requisite service period), when designated milestones have been achieved or when pre-defined performance conditions are met.

The Company values its stock-based awards using the Black-Scholes option pricing model utilizing assumptions that include stock price volatility, expected term of the award, and risk-free interest rates. The Company estimates forfeitures at the time of grant and makes revisions in subsequent periods, if necessary, if actual forfeitures differ from those estimates. Based on limited historical experience of forfeitures, the Company estimated future unvested forfeitures at zero for all periods presented.

Debt

Debt

The Company historically issued promissory notes at a discount and incurred direct debt issuance costs. Debt discount and issuance costs are netted against the debt and amortized over the life of the promissory note in accordance with ASC 470-35, Debt Subsequent Measurement.

Offering Costs

Offering Costs

The Company periodically incurs direct incremental costs associated with the sale of equity securities; refer to Note 6, Convertible Instruments and Accrued Interest for additional information. The costs are recorded as a component of equity upon receipt of the proceeds.

Income Taxes

Income Taxes

Deferred taxes are recorded using the asset and liability method, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards; deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized.

The Company follows the provisions of ASC 740-10, Uncertainty in Income Taxes. A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there are no unrecognized benefits for all periods presented. The Company has not recognized interest expense or penalties from the implementation of ASC 740-10. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefit in interest expense and penalties in operating expenses.

In accordance with Section 15 of the Internal Revenue Code, the Company utilized a federal statutory rate of 21% for our fiscal 2022 and 2021 tax years. The net tax expense for the years ended May 31, 2022 and 2021 was zero. As of May 31, 2022 and May 2021, the Company has a full valuation allowance as management does not consider it more than likely than not that the benefits from the net deferred taxes will be realized.